Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total potentially dilutive shares	2,574,435	1,063,838	2,550,509	935,052
Warrants [Member]
Total potentially dilutive shares	2,537,264	400,291	2,450,287	312,078
Options [Member]
Total potentially dilutive shares	4,821	4,821	4,821	4,821
Convertible Debt [Member]
Total potentially dilutive shares	32,350	658,724	95,400	618,153